Cover	Jul. 12, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 12, 2022
Entity File Number	001-40248
Entity Registrant Name	AF ACQUISITION CORP.
Entity Central Index Key	0001841661
Entity Tax Identification Number	86-1456857
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	241 Bradley Place - Suite c
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	(561)
Local Phone Number	838-9494
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	AFAQU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units, par value $0.0001 per share
Trading Symbol	AFAQ
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	AFAQW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	139 North County Road
Entity Address, Address Line Two	Floor 2
Entity Address, Address Line Three	Suite 35
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480